ProFrac Holding Corp.	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
ProFrac Holding Corp.
ProFrac Holding Corp.
Balance sheet

December 31, 2021
Assets
Receivable from stockholder	$10

Total assets	$10

Stockholder’s equity
Common stock, $0.01 par value; authorized 1,000 shares; 1,000 issued and outstanding	$10

Total stockholder’s equity	$10

See accompanying notes to this balance sheet.
1. Nature of operations
ProFrac Holding Corp. (the “Company”) was formed on August 17, 2021, pursuant to the laws of the State of Delaware to become a holding company for ProFrac Holdings, LLC and certain other affiliates.
2. Summary of significant accounting policies
Basis of presentation
This balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America. Separate statements of operations, statements of changes in stockholder’s equity and statements of cash flows have not been presented because the Company has had no business transactions or activities to date.
3. Subsequent events
We have evaluated subsequent events subsequent to December 31, 2021 and through March 31, 2022, the date these financial statements were available to be issued and are not aware of any events that have occurred subsequent to December 31, 2021 that would require recognition or disclosure in these financial statements.